INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit	Foreign currency translation	Non- controlling interest
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2024			1,765,484,059
Equity at beginning of period at Dec. 31, 2024	$ 1,257	$ 1,099	$ 2	$ 12,753	$ (1,953)	$ (3,530)	$ (6,173)	$ 158
Profit for the period	726	694				694		32
Transfer from OCI to income statement on disposal of subsidiary	(454)	(454)					(454)
Other comprehensive income / (loss)	16	16			7		9
Total comprehensive income for the period, net of tax	288	256			7	694	(445)	32
Share repurchases (in shares)			(36,639,125)
Share repurchases	(68)	(68)			(68)
Share-based payments and others	19	19			19
Number of shares outstanding at end of period (in shares) at Jun. 30, 2025			1,728,844,934
Equity at end of period at Jun. 30, 2025	1,496	1,306	$ 2	12,753	(1,995)	(2,836)	(6,618)	190
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2025			1,752,489,609
Equity at beginning of period at Mar. 31, 2025	1,388	1,207	$ 2	12,753	(1,967)	(3,431)	(6,150)	181
Profit for the period	608	595				595		13
Transfer from OCI to income statement on disposal of subsidiary	(454)	(454)					(454)
Other comprehensive income / (loss)	(10)	(6)			8		(14)	(4)
Total comprehensive income for the period, net of tax	144	135			8	595	(468)	9
Share repurchases (in shares)			(23,644,675)
Share repurchases	(44)	(44)			(44)
Share-based payments and others	8	8			8
Number of shares outstanding at end of period (in shares) at Jun. 30, 2025			1,728,844,934
Equity at end of period at Jun. 30, 2025	1,496	1,306	$ 2	12,753	(1,995)	(2,836)	(6,618)	190
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2025			1,719,186,734
Equity at beginning of period at Dec. 31, 2025	1,634	1,340	$ 2	12,753	(2,108)	(2,998)	(6,309)	294
Profit for the period	263	221				221		42
Transfer from OCI to income statement on disposal of subsidiary	(19)	(19)					(19)
Other comprehensive income / (loss)	(65)	(57)			(1)		(56)	(8)
Total comprehensive income for the period, net of tax	179	145			(1)	221	(75)	34
Share repurchases (in shares)			(29,892,525)
Share repurchases	(62)	(62)			(62)
Sale of non-controlling interest	140	60			(67)		127	80
Share issuance under ADG resolution (in shares)			13,794,400
Share issuance under ADG resolution	27	27			27
Share-based payments and others (in shares)			18,441,275
Share-based payments and others	3	3			3
Number of shares outstanding at end of period (in shares) at Jun. 30, 2026			1,721,529,884
Equity at end of period at Jun. 30, 2026	1,921	1,513	$ 2	12,753	(2,208)	(2,777)	(6,257)	408
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2026			1,731,034,184
Equity at beginning of period at Mar. 31, 2026	1,863	1,468	$ 2	12,753	(2,178)	(2,899)	(6,210)	395
Profit for the period	140	122				122		18
Transfer from OCI to income statement on disposal of subsidiary	(19)	(19)					(19)
Other comprehensive income / (loss)	(32)	(27)			1		(28)	(5)
Total comprehensive income for the period, net of tax	89	76			1	122	(47)	13
Share repurchases (in shares)			(16,309,500)
Share repurchases	(34)	(34)			(34)
Share-based payments and others (in shares)			6,805,200
Share-based payments and others	3	3			3
Number of shares outstanding at end of period (in shares) at Jun. 30, 2026			1,721,529,884
Equity at end of period at Jun. 30, 2026	$ 1,921	$ 1,513	$ 2	$ 12,753	$ (2,208)	$ (2,777)	$ (6,257)	$ 408